Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jun. 13, 2025 USD ($) shares Rate	Mar. 13, 2025 USD ($) shares Rate	Mar. 06, 2025 USD ($) shares $ / shares Rate	Feb. 03, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Award

From time to time, our Compensation Committee grants stock options to employees, including our NEOs. As we do not regularly grant options, we do not maintain any written policies on the timing of awards of stock options.

Our Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information about the company based on equity award grant dates. As required by Item 402(x) of Regulation S-K under the Securities Exchange Act of 1934, as amended, we are providing the following information relating to such stock options granted to these NEOs because they were granted during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K.

Award Timing Method	Our Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information about the company based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the award	Exercise price of the award ($)	Grant Date fair value of the award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Ajay Amlani	02/03/2025	106,020	1.70	88,813	(1)	(10%)	(2)
Ajay Amlani	02/03/2025	106,020	1.70	92,534	(3)	(10%)	(2)
Ajay Amlani	02/03/2025	848,157	1.70	744,852	('4)	(10%)	(2)
Ajay Amlani	03/13/2025	166,229	-	257,655	(5)	(5%)	(6)
Ajay Amlani	06/13/2025	354,600	-	624,096	(7)	(20%)	(8)
Brian Krause	03/06/2025	105,000	1.56	80,829	(9)	(4%)	(8)

(1)
Shares were to vest on February 3, 2026 if certain year-over-year bookings growth occurs for Aware in 2026. The bookings metric was not met and the award was forfeited
(2)
Calculated using the closing prices of our common stock on the Nasdaq Global Market on February 3, 2025 and March 6, 2025, of $1.60 and $1.43 per share, respectively, based on the disclosure of material nonpublic information in Forms 8-K filed on March 5, 2025. The percentage change in the closing market price of the securities underlying the options between the trading day ending immediately prior to and the trading day beginning immediately following the filing of our Quarterly Report for the year ended December 31, 2025 was 0.3%
(3)
Shares will vest on February 3, 2027 if certain year-over-year bookings growth occurs for Aware in 2027.
(4)
Twenty-Five percent of the option vested on February 3, 2026, with the remainder vesting in 36 equal monthly installments starting on March 3, 2026
(5)
Represents restricted stock units granted on March 13, 2025 pursuant to an amendment to Mr. Amlani’s employment agreement under which a portion of his base salary for 2025 will be payable in equity. The award vested in ten equal monthly installments beginning March 16, 2026 and ending December 16, 2026.
(6)
Calculated using the closing prices of our common stock on the Nasdaq Global Market on March 13, 2025 and April 30, 2025, of $1.55 and $1.62 per share, respectively, based on the disclosure of material nonpublic information in Forms 8-K filed on April 29, 2025. The percentage change in the closing market price of the securities underlying the options between the trading day ending immediately prior to and the trading day beginning immediately following the filing of our Quarterly Report for the quarter ended March 31, 2025 was 0.3%
(7)
Represents restricted stock units granted on June 13, 2025 pursuant to an amendment to Mr. Amlani’s employment agreement under which a portion of his base salary for 2026 and 2027 will be payable in equity. The award vests in twenty-four equal monthly installments beginning January 16, 2026 and ending December 16, 2027, subject to Mr. Amlani’s continued service through each applicable vesting date.
(8)
Calculated using the closing prices of our common stock on the Nasdaq Global Market on June 13, 2025 and July 31, 2025, of $1.76 and $2.12 per share, respectively, based on the disclosure of material nonpublic information in Forms 8-K filed on July 30, 2025. The percentage change in the closing market price of the securities underlying the options between the trading day ending immediately prior to and the trading day beginning immediately following the filing of our Quarterly Report for the year quarter ended June 30, 2025 was 0.5%
(9)
Twenty-Five percent of the option vested on March 6, 2026, with the remainder vesting in 36 equal monthly installments starting on April 6, 2026

Ajay Amlani
Awards Close in Time to MNPI Disclosures
Name		Ajay Amlani	Ajay Amlani
Underlying Securities | shares		354,600	166,229
Fair Value as of Grant Date | $		$ 624,096	$ 257,655
Underlying Security Market Price Change | Rate		(20.00%)	(5.00%)
Ajay Amlani | Option Vested
Awards Close in Time to MNPI Disclosures
Name					Ajay Amlani
Underlying Securities | shares					106,020
Exercise Price | $ / shares					$ 1.7
Fair Value as of Grant Date | $					$ 88,813
Underlying Security Market Price Change | Rate					(10.00%)
Ajay Amlani | Option Vested One
Awards Close in Time to MNPI Disclosures
Name					Ajay Amlani
Underlying Securities | shares					106,020
Exercise Price | $ / shares					$ 1.7
Fair Value as of Grant Date | $					$ 92,534
Underlying Security Market Price Change | Rate					(10.00%)
Ajay Amlani | Option Vested Two
Awards Close in Time to MNPI Disclosures
Name					Ajay Amlani
Underlying Securities | shares					848,157
Exercise Price | $ / shares					$ 1.7
Fair Value as of Grant Date | $					$ 744,852
Underlying Security Market Price Change | Rate					(10.00%)
Brian Krause
Awards Close in Time to MNPI Disclosures
Name				Brian Krause
Underlying Securities | shares				105,000
Exercise Price | $ / shares				$ 1.56
Fair Value as of Grant Date | $				$ 80,829
Underlying Security Market Price Change | Rate				(4.00%)